Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Schedule of Income (Loss) Before Provision for Income Taxes

Income (loss) before provision for income taxes is attributable to the following geographic locations for the years ended December 31, 2025, 2024 and 2023:

	For the Years Ended December 31,
	2025	2024	2023
Cayman Islands	$304,701	$793,358	$601,397
PRC	863,062	2,221,539	1,836,171
United States	(906,068)	(2,184,008)	(2,284,564)
Total income before income taxes	$261,695	$830,889	$153,004

Schedule of Components of the Income Tax Provision

The components of the income tax provision were as follows:

For the Years Ended December 31,
	2025	2024	2023
Current tax provision
Cayman Islands	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
PRC	74,155	74,604	119,416
United States	-	-	-
	$74,155	$74,604	$119,416
Deferred tax provision
Cayman Islands	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
PRC	-	-	-
United States	-	-	-
	$-	$-	$-
Total income tax provisions	$74,155	$74,604	$119,416

Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate

Reconciliation of the differences between the income tax provision computed based on PRC statutory income tax rate and the Company’s actual income tax provision for the years ended December 31, 2025, 2024 and 2023 are as follows:

	For the Years Ended December 31,
	2025	2024	2023
Income tax expense computed based on PRC statutory rate	$65,423	$207,722	$38,251
Favorable tax rate and tax exemption impact in PRC entities (a)	(141,611)	(480,781)	(339,626)
Effect of rate differential for non-PRC entities	(39,931)	(110,979)	(58,967)
Change in valuation allowance	190,274	458,642	479,758
Total income tax provisions	$74,155	$74,604	$119,416

(a)	During the years ended December 31, 2025, 2024 and 2023, Xinjiang United Family and its branch offices were subject to 25% income tax rate. For the years ended December 31, 2025, 2024 and 2023, 17, 13 and 13 of these UFG entities paid income tax, respectively. The rest of these UFG entities were exempted from paying income tax. For the years ended December 31, 2025, 2024 and 2023, the tax saving as the result of the favorable tax rates and tax exemption amounted to $141,611, $480,781 and $339,626, respectively, and per share effect of the favorable tax rate and tax exemption was $0.03, $2.34 and $2.35, respectively.

Schedule of Deferred Tax Assets, Net

The Company’s deferred tax assets, net was comprised of the following:

	December 31, 2025	December 31, 2024
Net operating loss	$3,572,145	$3,381,871
Total deferred tax assets	3,572,145	3,381,871
Valuation allowance	(3,572,145)	(3,381,871)
Total deferred tax assets, net	$-	$-

Schedule of Taxes Payable

Taxes payable consisted of the following:

	December 31, 2025	December 31, 2024
Income tax payable	$5,852	$7,899
Value added tax payable	67,360	2,440
Other taxes payable	176,088	38,373
Total taxes payable	$249,300	$48,712